Finance income (costs), net (Tables)	12 Months Ended
Jun. 30, 2022
Finance income (costs), net
Schedule of finance expense and income

	Year ended June 30,
(in € thousands)	2020	2021	2022
Finance costs
Interest expenses from Shareholder Loans	(7,492)	(5,990)	—
Foreign exchange losses from Shareholder Loans	(2,209)	—	—
Interest expenses on revolving credit facility	(951)	(723)	(386)
Interest expenses on leases	(523)	(612)	(612)
	(11,175)	(7,325)	(998)
Finance income
Interest income from Shareholder Loans	56	—	—
Net gain on Shareholder Loans	—	7,601	—
Foreign exchange gains from Shareholder Loans	—	14,613	—
Other interest income	—	202	—
	56	22,416	—
Finance income (costs), net	(11,119)	15,091	(998)